John Hancock

Small Cap Core Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 95.5%		$627,255,879
(Cost $599,283,651)

Communication services 10.0%		65,502,464

Entertainment 8.0%
Cinemark Holdings, Inc.	293,091	11,700,193
Glu Mobile, Inc. (A)	1,061,905	7,921,811
Rosetta Stone, Inc. (A)	291,215	6,686,296
Rovio Entertainment OYJ (B)	701,060	5,191,510
Sciplay Corp., Class A (A)	472,556	4,928,759
Zynga, Inc., Class A (A)	2,469,036	15,752,450
Interactive media and services 0.7%
CarGurus, Inc. (A)	129,934	4,842,640
Wireless telecommunication services 1.3%
Boingo Wireless, Inc. (A)	564,501	8,478,805

Consumer discretionary 7.1%		46,887,389

Hotels, restaurants and leisure 3.5%
Dave & Buster’s Entertainment, Inc.	166,207	6,756,315
Penn National Gaming, Inc. (A)	274,219	5,352,755
Vail Resorts, Inc.	43,451	10,711,541
Household durables 1.2%
Universal Electronics, Inc. (A)	188,454	8,069,600
Specialty retail 2.4%
Lithia Motors, Inc., Class A	46,788	6,170,401
Urban Outfitters, Inc. (A)	112,802	2,685,816
Williams-Sonoma, Inc.	107,093	7,140,961

Consumer staples 1.4%		8,929,368

Household products 1.4%
Central Garden & Pet Company, Class A (A)	324,115	8,929,368

Energy 3.7%		23,971,291

Energy equipment and services 1.1%
Patterson-UTI Energy, Inc.	618,463	7,192,725
Oil, gas and consumable fuels 2.6%
Magnolia Oil & Gas Corp., Class A (A)	827,243	9,248,577
PDC Energy, Inc. (A)	262,095	7,529,989

Financials 11.2%		73,499,962

Banks 11.2%
Atlantic Union Bankshares Corp.	240,760	9,156,103
Banner Corp.	144,411	8,557,796
Columbia Banking System, Inc.	268,951	10,142,142
ConnectOne Bancorp, Inc.	332,039	7,590,412
First Community Corp.	190,188	3,634,493
Pinnacle Financial Partners, Inc.	140,172	8,514,047
South State Corp.	117,744	9,427,762
Univest Financial Corp.	330,749	9,082,368
Valley National Bancorp	662,620	7,394,839

Health care 16.0%		105,366,774

Biotechnology 5.0%
DBV Technologies SA, ADR (A)	153,976	1,458,153
Emergent BioSolutions, Inc. (A)	238,291	10,518,165

2 JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Ligand Pharmaceuticals, Inc. (A)	64,834	$5,932,959
Recro Pharma, Inc. (A)	605,028	5,808,269
Retrophin, Inc. (A)	276,238	5,466,750
Stemline Therapeutics, Inc. (A)	299,986	3,980,814
Health care equipment and supplies 5.6%
AtriCure, Inc. (A)	163,008	5,229,297
Integra LifeSciences Holdings Corp. (A)	133,506	8,462,945
Merit Medical Systems, Inc. (A)	149,620	5,904,005
SeaSpine Holdings Corp. (A)	715,245	9,090,764
The Cooper Companies, Inc.	24,753	8,351,662
Life sciences tools and services 4.4%
Bio-Rad Laboratories, Inc., Class A (A)	38,305	12,062,245
PRA Health Sciences, Inc. (A)	70,219	7,015,580
Syneos Health, Inc. (A)	186,341	9,520,162
Pharmaceuticals 1.0%
Prestige Consumer Healthcare, Inc. (A)	189,740	6,565,004

Industrials 12.1%		79,714,848

Building products 1.7%
American Woodmark Corp. (A)	55,076	4,673,199
Armstrong World Industries, Inc.	67,047	6,551,162
Commercial services and supplies 1.7%
UniFirst Corp.	55,333	10,893,408
Construction and engineering 4.1%
EMCOR Group, Inc.	172,296	14,540,059
Quanta Services, Inc.	331,472	12,403,682
Electrical equipment 1.5%
Regal Beloit Corp.	127,211	10,128,540
Machinery 1.7%
The Timken Company	239,804	10,961,441
Trading companies and distributors 1.4%
Watsco, Inc.	58,808	9,563,357

Information technology 16.9%		110,951,237

Electronic equipment, instruments and components 1.0%
TTM Technologies, Inc. (A)	657,344	6,875,818
Semiconductors and semiconductor equipment 6.4%
Ambarella, Inc. (A)	159,129	7,948,494
DSP Group, Inc. (A)	366,096	5,901,468
Lattice Semiconductor Corp. (A)	459,261	8,882,108
MaxLinear, Inc. (A)	264,293	5,809,160
Semtech Corp. (A)	113,317	5,991,070
Silicon Laboratories, Inc. (A)	66,422	7,453,213
Software 8.8%
Box, Inc., Class A (A)	389,644	6,444,712
ForeScout Technologies, Inc. (A)	195,619	7,308,326
j2 Global, Inc.	147,401	13,131,955
MicroStrategy, Inc., Class A (A)	54,089	7,395,589
Mimecast, Ltd. (A)	111,472	5,306,065
MobileIron, Inc. (A)	1,523,614	10,512,937
Tenable Holdings, Inc. (A)	293,524	7,355,711

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND 3

			Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.7%
Pure Storage, Inc., Class A (A)			306,117	$4,634,611

Materials 5.0%				32,847,990

Chemicals 1.4%
Valvoline, Inc.			458,151	9,250,069
Containers and packaging 2.3%
Graphic Packaging Holding Company			1,022,336	15,191,913
Metals and mining 1.3%
Kaiser Aluminum Corp.			87,317	8,406,008

Real estate 9.9%				65,313,438

Equity real estate investment trusts 9.9%
American Assets Trust, Inc.			362,576	16,823,526
EPR Properties			193,287	14,386,351
First Industrial Realty Trust, Inc.			507,782	19,392,195
Physicians Realty Trust			854,815	14,711,366

Utilities 2.2%				14,271,118

Electric utilities 1.4%
Portland General Electric Company			171,519	9,407,817
Multi-utilities 0.8%
Unitil Corp.			83,034	4,863,301

	Yield (%)		Shares	Value
Short-term investments 3.3%				$21,883,502
(Cost $21,883,502)

Money market funds 3.3%				21,883,502

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2608	(C)	21,883,502	21,883,502
Total investments (Cost $621,167,153) 98.8%				$649,139,381
Other assets and liabilities, net 1.2%				7,555,254
Total net assets 100.0%				$656,694,635

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 7-31-19.

4 JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$65,502,464	$60,310,954	$5,191,510	—
Consumer discretionary	46,887,389	46,887,389	—	—
Consumer staples	8,929,368	8,929,368	—	—
Energy	23,971,291	23,971,291	—	—
Financials	73,499,962	73,499,962	—	—
Health care	105,366,774	105,366,774	—	—
Industrials	79,714,848	79,714,848	—	—
Information technology	110,951,237	110,951,237	—	—
Materials	32,847,990	32,847,990	—	—
Real estate	65,313,438	65,313,438	—	—
Utilities	14,271,118	14,271,118	—	—
Short-term investments	21,883,502	21,883,502	—	—
Total investments in securities	$649,139,381	$643,947,871	$5,191,510	—

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Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended July 31, 2019, is set forth below:

				Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Enzo Biochem, Inc.	1,736,079	997,626	(2,733,705)	—	—	—	($4,251,130)	$4,540,694	—
SeaSpine Holdings Corp.*	686,276	299,332	(270,363)	715,245	—	—	916,917	(4,209,691)	$9,090,764
					—	—	($3,334,213)	$331,003	$9,090,764

*	At the period ended July 31, 2019, the security of the issuer was held but was no longer an affiliate.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

6

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Small Cap Core Fund.	445Q3 07/19 9/19